Benefit Plans - Actual Overall Asset Allocation for U.S. And Non-U.S. Plans as Compared to Investment Policy Goals (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Target Allocation
Asset allocation	97.00%
U.S. Pension Plans | Fixed income
Plan Assets
Asset allocation	97.00%	92.00%
Target Allocation
Asset allocation	100.00%	100.00%
U.S. Pension Plans | Alternative
Plan Assets
Asset allocation	3.00%	7.00%
Target Allocation
Asset allocation	0.00%	0.00%
U.S. Pension Plans | Cash
Plan Assets
Asset allocation	0.00%	1.00%
Target Allocation
Asset allocation	0.00%	0.00%
Non-US Pension Plans | Equity securities
Plan Assets
Asset allocation	40.00%	54.00%
Target Allocation
Asset allocation	45.00%	56.00%
Non-US Pension Plans | Fixed income
Plan Assets
Asset allocation	53.00%	41.00%
Target Allocation
Asset allocation	55.00%	44.00%
Non-US Pension Plans | Alternative
Plan Assets
Asset allocation	5.00%	3.00%
Target Allocation
Asset allocation	0.00%	0.00%
Non-US Pension Plans | Cash
Plan Assets
Asset allocation	2.00%	2.00%
Target Allocation
Asset allocation	0.00%	0.00%